Related Party Disclosures (Tables)	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
Key management personnel compensation	Key management personnel compensation comprised:

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Directors & officers compensation	$4,658,753	$4,413,442	$4,644,388
Share-based payments	34,500,181	26,455,495	875,755
	$39,158,934	$30,868,937	$5,520,143